Subsequent Events (Details) (USD $)	6 Months Ended		12 Months Ended		239 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jul. 31, 2014 Subsequent Event [Member] Note	Aug. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member] Short Term Note One [Member]	Jul. 31, 2014 Subsequent Event [Member] Short Term Note Two [Member]
Subsequent Events (Textual)
Number of units sold			426,000	43,250				112
Sale of stock and warrant, per share price	$ 1.25		$ 1.25	$ 10.00	$ 1.25
Sale of units of common share and warrants, amount			$ 532,500	$ 428,500				$ 140,000
Warrants exercisable term			5 years					5 years
Warrants issued price per share								$ 2.50
Number of short term notes borrowed						2
Short term borrowings						500,000			250,000	250,000
Principal balance outstanding for short term debt						250,000
Interest due on short term note						16,500
Sale of common shares, shares							483,000
Sale of common shares, Value							603,750
Sale of stock and warrant, description	Each unit consisted of one common share and one warrant.		Each unit consisted of one common share and one warrant.				Each unit consists of one common share and one warrant.
Warrant exercisable period	5 years		5 years				5 years
Warrant exercisable price per share	$ 2.50						$ 2.50
Principal repayments on related party debt		$ 400,000	$ 563,800		$ 1,193,800		$ 65,000